FINANCIAL AND CAPITAL RISK MANAGEMENT - Debt to asset ratio (Details)	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Debt to asset ratio	58.67	60.11